Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
4. Inventories
Inventories consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Investigational products	—	27,237	4,274

In April 2021
,
the Group entered into a master clinical supply agreement with AbbVie. Inc for the supply of investigational products for use in the clinical trials. For the year ended December 31, 2021, the Group recognized revenue of
RMB47,911 for
the products delivered to AbbVie. Inc. The inventories balance as of December 31, 2021 represented the investigational products that have been produced by the contract manufacturer and transferred control to the Group.